Financial Risk Management - Periods in Which Cash Flows from Cash Flow Hedge Derivatives are Expected to Occur (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Assets, carrying amount	₩ 341,108	₩ 148,534
Liabilities, carrying amount	(3,437)	(305,088)
Derivatives hedging instrument [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Assets, carrying amount	270,797	₩ 116,210
Liabilities, carrying amount	(748)
Assets, contractual cash flows	282,892
Liabilities, contractual cash flows	(750)
Less than 1 year [member] | Derivatives hedging instrument [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Assets, contractual cash flows	105,005
Liabilities, contractual cash flows	0
1-5 years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Assets, contractual cash flows	177,887
Liabilities, contractual cash flows	₩ (750)